Nature of Operations and Going Concern (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Nature of Operations and Going Concern [Abstract]
Net loss	$ (2,593)	$ (1,122)	$ (3,050)
Deficit	$ (59,212)	$ (56,632)